Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009
Derivative [Line Items]
Unrealized gains on foreign currency forward contracts designated cash flow hedges	$ 341,000	$ 2,295,000	$ (306,000)	$ 2,923,000
Net gains on foreign currency forward contract	300,000
Estimated time to reclassify, net loss from Income to other Comprehensive loss	12 months
Net losses reclassified from accumulated other comprehensive loss to earnings		600,000
Foreign currency forward contracts [Member]
Derivative [Line Items]
Unrealized gains on foreign currency forward contracts designated cash flow hedges	$ 300,000